Financial instruments: classification - Gains and losses (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Financial Assets	£ 775,858	£ 799,491
Financial Liabilities	731,973	755,667
Bank deposits
Financial instruments
Financial Liabilities	4,261	6,470
Customer deposits
Financial instruments
Financial Liabilities	16,751	5,167
Trading liabilities
Financial instruments
Financial Liabilities	23,720	19,036
Trading assets
Financial instruments
Financial Assets	24,718	19,404
Loans to banks - amortised cost
Financial instruments
Financial Assets	382	153
Loans to customers - amortised cost
Financial instruments
Financial Assets	£ 22,706	£ 25,011